Investment in Affiliated Company, Net - Schedule of Investment in Affiliated Company (Details) - USD ($)		Dec. 31, 2019		Feb. 27, 2019	Dec. 31, 2018	[3]
Investments, All Other Investments [Abstract]
Investment in affiliated company, net		$ (447,621)	[1]	$ 1,345,180
Non-current loans	[2]	447,621
Total Investment in affiliated company, net

[1]	The investment in affiliated company as follows: Investment in Affiliated Company As of the Closing Date $ 1,345,180 Less amortization of In-Process Research and Development asset (1,345,180) Less accumulated net losses (447,621) As of December 31, 2019 (447,621)
[2]	As part of the Joint Venture Agreement, during the year ended December 31, 2019, the Company provided Breakthrough with an interest-free loan with no maturity date in total amount of $447,621. Following the reduction of the investment in affiliated company to zero amount, the Company considered to recognized additional losses to other investments (non-current loans) based on the seniority of such other investments and the percentage ownership interest applicable for such other investment.
[3]	Representing an amount less than $1,000.